Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Reconciliation of Items Measured at Fair Value
The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2015	$—
Perk warrants	1,023
Unrealized (gains) losses for the period included in other income (expense), net	68
Balance at March 31, 2016	$1,091

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)

Balance at July 1, 2015	$10
Additions to Level 3	—
Balance at March 31, 2016	$10

The following table presents a reconciliation of items measured at fair value on a recurring basis using unobservable inputs
(Level 3):

Description	Amount
Balance at June 30, 2013	$4,313
Additions to Level 3	9,196
Gains for the period	(2,508)
Extinguishments	(8,416)
Balance at June 30, 2014	2,585

Additions to Level 3	—
Gains for the period	(5)
Extinguishments	(2,570)
Balance at June 30, 2015	$10